Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease expense

	Years Ended December 31,
	2023	2022	2021
Operating lease cost	$3,747	$3,193	$678
Variable lease cost	240	182	51
Operating lease expense	3,987	3,375	729
Short-term lease rent expense	—	—	19
Total lease expense	$3,987	$3,375	$748

Schedule of other information

	2023	2022	2021
Operating cash outflows for operating leases	$3,522	$2,789	$435
Right of use assets exchanged for new operating lease liabilities	$1,249	$10,333	$13,622
Weighted-average remaining lease term – operating leases	7.5	8.5	8.6
Weighted-average discount rate – operating leases	6.7%	6.6%	5.8%

Schedule of future minimum operating lease payments

The following table represents our future minimum operating lease payments as of December 31, 2023:

	Ground lease	Office and other leases	Total
2024	$1,998	$1,798	$3,796
2025	2,058	1,495	3,553
2026	2,119	1,425	3,544
2027	2,183	1,305	3,488
2028	2,249	1,017	3,266
Thereafter	7,369	2,426	9,795
Total undiscounted lease payments	17,976	9,466	27,442
Less present value discount	(4,685)	(1,412)	(6,097)
Present value of lease liabilities	$13,291	$8,054	$21,345